Capital and reserves - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2014	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of reserves within equity [line items]
Equity	$ 85,568	[1]		$ 100,708	[1]	$ 101,548	[1]	$ 100,404
Issue of perpetual hybrid bonds	$ 11,861
Fixed interest rate [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate	3.25%
Fixed interest rate [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate	4.875%
Rosneft
Disclosure of reserves within equity [line items]
Ownership percentage in associate	19.75%		18.50%
Reserve of cash flow hedges [member]
Disclosure of reserves within equity [line items]
Equity	$ (708)			$ (752)		$ (777)		$ (760)
Reserve of cash flow hedges [member] | Rosneft
Disclosure of reserves within equity [line items]
Equity	651
Non-controlling interests, hybrid bonds [Member]
Disclosure of reserves within equity [line items]
Equity	12,076
Issue of perpetual hybrid bonds	$ 11,909

[1]	See Note 32 for further information.